Additional Information-Financial Statement Schedule I Condensed Financial Information of Parent Company - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2019
Condensed Financial Statements, Captions [Line Items]
Par value of ordinary shares	$ 2
Retrospective adjustment to addition paid-in capital for subscription receivable	2
Before adjustment
Condensed Financial Statements, Captions [Line Items]
Par value of ordinary shares	16
Subscription receivable	$ 16
Parent
Condensed Financial Statements, Captions [Line Items]
Par value of ordinary shares		$ 2
Subscription receivable		0
Retrospective adjustment to addition paid-in capital for subscription receivable		2
Parent | Before adjustment
Condensed Financial Statements, Captions [Line Items]
Par value of ordinary shares		16
Subscription receivable		$ 16
Parent | KAG
Condensed Financial Statements, Captions [Line Items]
Percentage of issued and outstanding shares acquired			100.00%